DORSEY & WHITNEY LLP
                             Pillsbury Center South
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

                                  JAMES D. ALT
                                 (612) 340-2803


                                November 5, 1997

Securities and Exchange Commission                        VIA EDGAR TRANSMISSION
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: First American Investment Funds, Inc. (the "Company") Registration Statement on Form N-1A
                  File Nos. 33-16905 and 811-5309
                  Rule 497(e) Filing

Ladies and Gentlemen:

         Enclosed for filing, pursuant to Rule 497 under the Securities Act of 1933 and the SEC's Electronic Data Gathering, Analysis and Retrieval System ("EDGAR"), are the following:

         1. Supplement dated November 5, 1997, to the Company's Statement of Additional Information dated January 31, 1997, previously filed.

         2. Supplement dated November 5, 1997, to the Company's Statement of Additional Information dated August 5, 1997, previously filed.

                                              Very truly yours,

                                              /s/ James D. Alt

                                              James D. Alt

JDA/cmq
Enclosures

cc:      Jeff Wilson
         Marie Lilly
         Kathryn Stanton
         Robert Kukuljan
         Thomas Lynch

                                                                     RULE 497(e)
                                                 FILE NOS. 33-16905 AND 811-5309


                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        SUPPLEMENT DATED NOVEMBER 5, 1997
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 1997

         STOCK FUND                 HEALTH SCIENCES FUND
         EQUITY INDEX FUND          REAL ESTATE SECURITIES FUND
         BALANCED FUND              INTERNATIONAL FUND
         ASSET ALLOCATION FUND      LIMITED TERM INCOME FUND
         EQUITY INCOME FUND         INTERMEDIATE TERM INCOME FUND
         DIVERSIFIED GROWTH FUND    FIXED INCOME FUND
         EMERGING GROWTH FUND       INTERMEDIATE GOVERNMENT BOND FUND
         REGIONAL EQUITY FUND       INTERMEDIATE TAX FREE FUND
         SPECIAL EQUITY FUND        MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
         TECHNOLOGY FUND            COLORADO INTERMEDIATE TAX FREE FUND

         The information set forth in the Statement of Additional Information dated January 31, 1997 under the caption "Investment Restrictions" is hereby supplemented as follows:

         Fundamental investment restriction No. 4, which provides that no Fund shall "[m]ortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing," is eliminated.

                                                                     RULE 497(e)
                                                 FILE NOS. 33-16905 AND 811-5309


                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        SUPPLEMENT DATED NOVEMBER 5, 1997
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 5, 1997


                        OREGON INTERMEDIATE TAX FREE FUND
                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                              MICRO CAP VALUE FUND

         The information set forth in the Statement of Additional Information dated August 5, 1997, under the caption "Investment Restrictions" is hereby supplemented as follows:

         Fundamental investment restriction No. 4, which provides that no Fund shall "[m]ortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing," is eliminated.